Prepaid Expenses - Summary of Prepaid Expenses (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of prepaid expenses [abstract]
Incremental costs of obtaining contracts	₩ 1,897,233	₩ 1,577,992
Others	133,317	190,351
Current prepaid expenses	2,030,550	1,768,343
Incremental costs of obtaining contracts	1,152,748	799,607
Others	88,681	95,665
Noncurrent prepayments	₩ 1,241,429	₩ 895,272